AB Bond Fund, Inc.

AB Bond Inflation Strategy

Portfolio of Investments

July 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 81.2%
United States – 81.2%
U.S. Treasury Inflation Index 0.125%, 07/15/2024 (TIPS)	U.S.$	4,894	$4,938,845
0.125%, 10/15/2024 (TIPS)(a) (b)		26,967	27,156,343
0.125%, 10/15/2025 (TIPS)		5,858	5,915,514
0.125%, 07/15/2026 (TIPS)(a)		114,075	115,322,853
0.125%, 01/15/2030 (TIPS)		15,280	15,289,443
0.125%, 07/15/2030 (TIPS)		14,423	14,470,382
0.125%, 07/15/2031 (TIPS)		229,880	230,023,386
0.25%, 01/15/2025 (TIPS)(b)		142,245	143,623,106
0.25%, 07/15/2029 (TIPS)		35,885	36,400,975
0.375%, 07/15/2023 (TIPS)(b)		8,091	8,167,756
0.375%, 01/15/2027 (TIPS)		84,738	86,300,499
0.50%, 01/15/2028 (TIPS)		11,163	11,428,397
0.625%, 01/15/2024 (TIPS)		28,263	28,638,223
0.625%, 01/15/2026 (TIPS)(a)		103,254	105,851,561
0.75%, 07/15/2028 (TIPS)		59,712	62,324,149
0.875%, 01/15/2029 (TIPS)		28,820	30,265,068
1.75%, 01/15/2028 (TIPS)		12,865	14,038,605
2.50%, 01/15/2029 (TIPS)		30,511	35,196,729

Total Inflation-Linked Securities (cost $1,019,417,268)			975,351,834

CORPORATES - INVESTMENT GRADE – 10.9%
Industrial – 5.9%
Basic – 0.5%
Anglo American Capital PLC 3.875%, 03/16/2029(c)		373	348,449
Braskem Netherlands Finance BV 4.50%, 01/31/2030(c)		200	181,750
Celanese US Holdings LLC 5.90%, 07/05/2024		2,365	2,382,785
Freeport Indonesia PT 4.763%, 04/14/2027(c)		415	403,069
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(c)		270	269,713
Nucor Corp. 4.30%, 05/23/2027		877	896,452
Suzano Austria GmbH 2.50%, 09/15/2028		2,204	1,854,115
3.75%, 01/15/2031		222	192,862

			6,529,195

Capital Goods – 0.3%
CNH Industrial Capital LLC 3.95%, 05/23/2025		1,889	1,884,788
Flowserve Corp. 2.80%, 01/15/2032		545	434,294
Parker-Hannifin Corp. 4.50%, 09/15/2029		1,430	1,462,990
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		180	173,790

			3,955,862

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.6%
Discovery Communications LLC 4.65%, 05/15/2050	U.S.$	58	$47,857
5.20%, 09/20/2047		188	166,602
5.30%, 05/15/2049		83	74,123
Magallanes, Inc. 4.279%, 03/15/2032(c)		1,595	1,488,119
Prosus NV 3.257%, 01/19/2027(c)		593	532,781
3.68%, 01/21/2030(c)		428	361,606
4.027%, 08/03/2050(c)		487	331,860
Tencent Holdings Ltd. 1.81%, 01/26/2026(c)		874	814,623
2.39%, 06/03/2030(c)		610	517,890
3.24%, 06/03/2050(c)		655	447,160
Time Warner Cable LLC 4.50%, 09/15/2042		235	189,889
Weibo Corp. 3.375%, 07/08/2030		2,114	1,736,381

			6,708,891

Communications - Telecommunications – 0.3%
T-Mobile USA, Inc. 2.55%, 02/15/2031		2,602	2,269,360
2.625%, 02/15/2029		203	181,608
2.875%, 02/15/2031		559	494,609
3.375%, 04/15/2029		119	111,179

			3,056,756

Consumer Cyclical - Automotive – 0.3%
General Motors Co. 6.125%, 10/01/2025		194	203,970
6.80%, 10/01/2027		272	294,331
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(c)		931	850,888
3.35%, 06/08/2025(c)		826	801,831
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(c)		1,378	1,295,292

			3,446,312

Consumer Cyclical - Other – 0.2%
Las Vegas Sands Corp. 3.90%, 08/08/2029		1,419	1,270,544
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		92	96,005
MDC Holdings, Inc. 6.00%, 01/15/2043		731	625,641

			1,992,190

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.2%
Advance Auto Parts, Inc. 3.50%, 03/15/2032	U.S.$	141	$125,992
3.90%, 04/15/2030		1,525	1,431,548
Ross Stores, Inc. 4.70%, 04/15/2027		1,083	1,114,819

			2,672,359

Consumer Non-Cyclical – 0.8%
Altria Group, Inc. 3.40%, 05/06/2030		950	835,592
4.80%, 02/14/2029		226	225,539
Amgen, Inc. 3.35%, 02/22/2032		789	755,010
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036		1,695	1,741,290
BAT Capital Corp. 2.259%, 03/25/2028		1,727	1,482,336
4.70%, 04/02/2027		605	598,520
4.906%, 04/02/2030		593	564,530
Cencosud SA 5.15%, 02/12/2025(c)		347	346,957
Cigna Corp. 4.375%, 10/15/2028		501	511,316
CVS Health Corp. 4.30%, 03/25/2028		49	49,860
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,190	1,000,516
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		1,151	1,161,140

			9,272,606

Energy – 1.0%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		1,962	1,480,466
Cenovus Energy, Inc. 4.25%, 04/15/2027		33	32,982
4.40%, 04/15/2029		1,830	1,816,037
Continental Resources, Inc./OK 2.875%, 04/01/2032(c)		1,496	1,216,532
5.75%, 01/15/2031(c)		1,113	1,095,114
Enbridge Energy Partners LP 7.375%, 10/15/2045		1,351	1,675,429
Energy Transfer LP 6.25%, 04/15/2049		843	850,477
Eni SpA 4.25%, 05/09/2029(c)		954	936,885

	Principal Amount (000)		U.S. $ Value

Marathon Petroleum Corp. 5.125%, 12/15/2026	U.S.$	289	$299,476
6.50%, 03/01/2041		282	314,295
Oleoducto Central SA 4.00%, 07/14/2027(c)		453	383,861
ONEOK Partners LP 6.125%, 02/01/2041		105	103,986
ONEOK, Inc. 6.35%, 01/15/2031		166	178,058
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(c)		306	222,615
TransCanada PipeLines Ltd. 6.10%, 06/01/2040		909	1,005,727
6.20%, 10/15/2037		912	1,037,227

			12,649,167

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(c)		600	597,675
CITIC Ltd. 2.85%, 02/25/2030(c)		550	495,447

			1,093,122

Services – 0.1%
Expedia Group, Inc. 4.625%, 08/01/2027		486	480,032
6.25%, 05/01/2025(c)		34	35,330
RELX Capital, Inc. 4.75%, 05/20/2032		595	622,376
S&P Global, Inc. 4.25%, 05/01/2029(c)		295	301,865
4.75%, 08/01/2028(c)		59	61,903

			1,501,506

Technology – 1.4%
Baidu, Inc. 3.425%, 04/07/2030		201	186,128
Broadcom, Inc. 3.137%, 11/15/2035(c)		188	151,395
3.187%, 11/15/2036(c)		557	445,923
4.00%, 04/15/2029(c)		188	180,395
4.15%, 11/15/2030		260	247,588
4.15%, 04/15/2032(c)		673	634,363
4.926%, 05/15/2037(c)		689	655,335
Dell International LLC/EMC Corp. 6.02%, 06/15/2026		974	1,034,894
Entegris Escrow Corp. 4.75%, 04/15/2029(c)		1,896	1,828,559
HP, Inc. 5.50%, 01/15/2033		1,844	1,856,650
Infor, Inc. 1.75%, 07/15/2025(c)		450	421,137
International Business Machines Corp. 4.90%, 07/27/2052		1,186	1,190,507

	Principal Amount (000)		U.S. $ Value

Kyndryl Holdings, Inc. 2.05%, 10/15/2026(c)	U.S.$	1,428	$1,213,472
Micron Technology, Inc. 4.185%, 02/15/2027		540	539,390
5.327%, 02/06/2029		275	281,682
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		711	739,440
Oracle Corp. 3.60%, 04/01/2040		1,165	903,539
3.65%, 03/25/2041		628	488,056
5.375%, 07/15/2040		376	353,109
SK Hynix, Inc. 2.375%, 01/19/2031(c)		382	301,780
TSMC Arizona Corp. 3.875%, 04/22/2027		1,009	1,010,978
VeriSign, Inc. 2.70%, 06/15/2031		250	213,310
Western Digital Corp. 3.10%, 02/01/2032		1,677	1,330,297
Workday, Inc. 3.70%, 04/01/2029		182	175,712
3.80%, 04/01/2032		480	457,906

			16,841,545

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(c)		528	523,311
4.75%, 10/20/2028(c)		614	600,130

			1,123,441

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		226	202,858
5.875%, 07/05/2034(c)		288	280,836

			483,694

Transportation - Services – 0.0%
ENA Master Trust 4.00%, 05/19/2048(c)		303	230,280

			71,556,926

Financial Institutions – 4.8%
Banking – 3.4%
ABN AMRO Bank NV 4.75%, 07/28/2025(c)		200	199,646
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(c)		958	872,259
Banco Santander SA 4.175%, 03/24/2028		600	579,000
Bank of America Corp. 2.299%, 07/21/2032		1,775	1,489,190
2.687%, 04/22/2032		636	553,040
4.376%, 04/27/2028		2,480	2,488,928

	Principal Amount (000)		U.S. $ Value

BNP Paribas SA 2.591%, 01/20/2028(c)	U.S.$	593	$537,762
2.871%, 04/19/2032(c)		1,145	967,262
Capital One Financial Corp. 3.273%, 03/01/2030		989	900,554
4.927%, 05/10/2028		877	885,954
Citigroup, Inc. 3.98%, 03/20/2030		402	389,172
4.075%, 04/23/2029		592	577,816
4.14%, 05/24/2025		2,463	2,465,783
5.95%, 01/30/2023(d)		257	255,874
Series W 4.00%, 12/10/2025(d)		504	468,912
Series Y 4.15%, 11/15/2026(d)		480	423,907
Credit Suisse Group AG 3.091%, 05/14/2032(c)		1,522	1,223,399
4.194%, 04/01/2031(c)		614	547,080
Danske Bank A/S 4.298%, 04/01/2028(c)		746	717,145
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		296	265,287
3.961%, 11/26/2025		405	391,319
6.119%, 07/14/2026		846	861,769
Discover Bank 4.682%, 08/09/2028		327	318,030
Fifth Third Bancorp Series L 4.50%, 09/30/2025(d)		334	324,301
Goldman Sachs Group, Inc. (The) 2.383%, 07/21/2032		631	531,952
2.615%, 04/22/2032		1,364	1,176,941
3.102%, 02/24/2033		906	808,324
Series V 4.125%, 11/10/2026(d)		775	682,953
HSBC Holdings PLC 4.292%, 09/12/2026		377	372,770
4.583%, 06/19/2029		709	692,232
4.762%, 03/29/2033		604	572,483
ING Groep NV 4.017%, 03/28/2028		346	335,018
JPMorgan Chase & Co. 2.58%, 04/22/2032		1,364	1,183,911
4.565%, 06/14/2030		426	429,089
Series I 6.276% (LIBOR 3 Month + 3.47%), 10/30/2022(d) (e)		528	525,619
Series V 5.597% (LIBOR 3 Month + 3.32%), 10/01/2022(d) (e)		258	253,183
Morgan Stanley 4.21%, 04/20/2028		799	798,513
4.679%, 07/17/2026		676	686,904
Nationwide Building Society 2.972%, 02/16/2028(c)		982	908,085

	Principal Amount (000)		U.S. $ Value

Santander Holdings USA, Inc. 2.49%, 01/06/2028	U.S.$	497	$443,115
4.26%, 06/09/2025		800	790,144
4.40%, 07/13/2027		424	414,468
Societe Generale SA 2.797%, 01/19/2028(c)		1,764	1,597,373
Standard Chartered PLC 3.971%, 03/30/2026(c)		657	643,577
4.316% (LIBOR 3 Month + 1.51%), 01/30/2027(c) (d) (e)		400	321,396
6.00%, 07/26/2025(c) (d)		1,267	1,259,271
Svenska Handelsbanken AB 4.375%, 03/01/2027(c) (d)		1,000	889,220
Truist Financial Corp. Series Q 5.10%, 03/01/2030(d)		1,060	1,024,532
UBS AG/Stamford CT 7.625%, 08/17/2022		465	465,763
UBS Group AG 4.488%, 05/12/2026(c)		648	651,642
UniCredit SpA 1.982%, 06/03/2027(c)		204	176,795
2.569%, 09/22/2026(c)		1,071	952,580
3.127%, 06/03/2032(c)		368	293,487
US Bancorp Series J 5.30%, 04/15/2027(d)		427	390,585
Wells Fargo & Co. 3.35%, 03/02/2033		1,206	1,104,732
Series BB 3.90%, 03/15/2026(d)		418	387,883

			40,467,929

Brokerage – 0.2%
Charles Schwab Corp. (The) 2.90%, 03/03/2032		322	297,425
Series G 5.375%, 06/01/2025(d)		534	541,636
Series I 4.00%, 06/01/2026(d)		1,366	1,236,230

			2,075,291

Finance – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032		1,570	1,316,696
6.50%, 07/15/2025		209	216,154
Air Lease Corp. 2.10%, 09/01/2028		376	313,558
2.875%, 01/15/2026		111	104,167
3.625%, 04/01/2027		51	47,963
Aircastle Ltd. 2.85%, 01/26/2028(c)		1,329	1,113,237
4.125%, 05/01/2024		232	227,202
4.25%, 06/15/2026		83	77,813
5.25%, 08/11/2025(c)		585	571,680

	Principal Amount (000)		U.S. $ Value

Aviation Capital Group LLC 1.95%, 01/30/2026(c)	U.S.$	751	$658,620
1.95%, 09/20/2026(c)		346	296,826
3.50%, 11/01/2027(c)		211	184,906
4.125%, 08/01/2025(c)		7	6,654
4.375%, 01/30/2024(c)		194	190,318
4.875%, 10/01/2025(c)		246	239,301
5.50%, 12/15/2024(c)		550	545,875
CDBL Funding 1 3.50%, 10/24/2027(c)		940	911,170
Synchrony Financial 2.875%, 10/28/2031		791	625,839
4.50%, 07/23/2025		1,016	1,011,936
4.875%, 06/13/2025		368	366,900

			9,026,815

Insurance – 0.2%
Alleghany Corp. 3.625%, 05/15/2030		1,257	1,212,238
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(c)		183	170,928
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(c)		125	174,411
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(c)		1,000	956,060
Voya Financial, Inc. 5.65%, 05/15/2053		335	322,300

			2,835,937

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		233	227,152

REITs – 0.2%
American Tower Corp. 3.65%, 03/15/2027		635	619,481
4.05%, 03/15/2032		313	299,685
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		1,373	1,165,498
Vornado Realty LP 3.40%, 06/01/2031		718	609,417

			2,694,081

			57,327,205

Utility – 0.2%
Electric – 0.2%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(c)		358	292,956
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(c)		661	449,397

	Principal Amount (000)		U.S. $ Value

Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041	U.S.$	1,183	$1,015,156
Engie Energia Chile SA 3.40%, 01/28/2030(c)		751	615,820

			2,373,329

Total Corporates - Investment Grade (cost $144,184,637)			131,257,460

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.1%
Risk Share Floating Rate – 3.8%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 4.109% (LIBOR 1 Month + 1.85%), 10/25/2028(c) (e)		243	242,902
Series 2019-1A, Class M1B 4.009% (LIBOR 1 Month + 1.75%), 03/25/2029(c) (e)		247	246,357
Series 2019-2A, Class M1C 4.259% (LIBOR 1 Month + 2.00%), 04/25/2029(c) (e)		707	698,851
Series 2019-3A, Class M1B 3.859% (LIBOR 1 Month + 1.60%), 07/25/2029(c) (e)		229	228,989
Series 2019-3A, Class M1C 4.209% (LIBOR 1 Month + 1.95%), 07/25/2029(c) (e)		480	470,351
Series 2019-4A, Class M1B 4.259% (LIBOR 1 Month + 2.00%), 10/25/2029(c) (e)		161	160,566
Series 2020-3A, Class M1B 5.109% (LIBOR 1 Month + 2.85%), 10/25/2030(c) (e)		106	106,235
Series 2021-1A, Class M1C 4.464% (SOFR + 2.95%), 03/25/2031(c) (e)		728	696,595
Series 2021-2A, Class M1B 3.014% (SOFR + 1.50%), 06/25/2031(c) (e)		1,425	1,323,797
Series 2021-3A, Class A2 2.514% (SOFR + 1.00%), 09/25/2031(c) (e)		1,699	1,632,872
Series 2022-1, Class M1B 3.664% (SOFR + 2.15%), 01/26/2032(c) (e)		1,255	1,201,080
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 4.659% (LIBOR 1 Month + 2.40%), 04/25/2031(c) (e)		64	64,383
Series 2019-R02, Class 1M2 4.559% (LIBOR 1 Month + 2.30%), 08/25/2031(c) (e)		32	31,535

	Principal Amount (000)		U.S. $ Value

Series 2019-R03, Class 1M2 4.409% (LIBOR 1 Month + 2.15%), 09/25/2031(c) (e)	U.S.$	17	$17,066
Series 2019-R06, Class 2M2 4.359% (LIBOR 1 Month + 2.10%), 09/25/2039(c) (e)		30	29,779
Series 2019-R07, Class 1M2 4.359% (LIBOR 1 Month + 2.10%), 10/25/2039(c) (e)		125	124,979
Series 2020-R01, Class 1M2 4.309% (LIBOR 1 Month + 2.05%), 01/25/2040(c) (e)		428	428,141
Series 2020-R02, Class 2M2 4.259% (LIBOR 1 Month + 2.00%), 01/25/2040(c) (e)		226	223,526
Series 2021-R01, Class 1M2 3.064% (SOFR + 1.55%), 10/25/2041(c) (e)		1,447	1,383,693
Series 2021-R03, Class 1M2 3.164% (SOFR + 1.65%), 12/25/2041(c) (e)		864	805,496
Series 2022-R01, Class 1M2 3.414% (SOFR + 1.90%), 12/25/2041(c) (e)		2,899	2,681,425
Series 2022-R02, Class 2M1 2.714% (SOFR + 1.20%), 01/25/2042(c) (e)		2,121	2,078,364
Series 2022-R03, Class 1M2 5.014% (SOFR + 3.50%), 03/25/2042(c) (e)		2,283	2,265,854
Series 2022-R04, Class 1M2 4.614% (SOFR + 3.10%), 03/25/2042(c) (e)		573	556,114
Eagle RE Ltd. Series 2020-1, Class M1A 3.159% (LIBOR 1 Month + 0.90%), 01/25/2030(c) (e)		380	379,297
Series 2021-2, Class M1B 3.564% (SOFR + 2.05%), 04/25/2034(c) (e)		675	653,310
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2022-DNA4, Class M1B 4.864% (SOFR + 3.35%), 05/25/2042(c) (e)		2,051	2,015,457
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 7.059% (LIBOR 1 Month + 4.80%), 05/25/2028(e)		109	111,661

	Principal Amount (000)		U.S. $ Value

Series 2017-HQA2, Class M2B 4.909% (LIBOR 1 Month + 2.65%), 12/25/2029(e)	U.S.$	840	$829,011
Series 2019-DNA3, Class M2 4.309% (LIBOR 1 Month + 2.05%), 07/25/2049(c) (e)		49	48,879
Series 2019-DNA4, Class M2 4.209% (LIBOR 1 Month + 1.95%), 10/25/2049(c) (e)		98	97,408
Series 2019-FTR2, Class M2 4.409% (LIBOR 1 Month + 2.15%), 11/25/2048(c) (e)		515	494,529
Series 2019-HQA3, Class M2 4.109% (LIBOR 1 Month + 1.85%), 09/25/2049(c) (e)		454	451,091
Series 2020-DNA1, Class M2 3.959% (LIBOR 1 Month + 1.70%), 01/25/2050(c) (e)		221	218,931
Series 2020-DNA5, Class M2 4.314% (SOFR + 2.80%), 10/25/2050(c) (e)		451	452,032
Series 2021-DNA5, Class M2 3.164% (SOFR + 1.65%), 01/25/2034(c) (e)		539	528,899
Series 2021-DNA6, Class M2 3.014% (SOFR + 1.50%), 10/25/2041(c) (e)		2,561	2,389,640
Series 2021-DNA7, Class M2 3.314% (SOFR + 1.80%), 11/25/2041(c) (e)		2,635	2,446,967
Series 2021-HQA3, Class M1 2.364% (SOFR + 0.85%), 09/25/2041(c) (e)		1,182	1,131,383
Series 2021-HQA4, Class M2 3.864% (SOFR + 2.35%), 12/25/2041(c) (e)		1,765	1,584,741
Series 2022-DNA1, Class M1B 3.364% (SOFR + 1.85%), 01/25/2042(c) (e)		1,542	1,422,677
Series 2022-DNA2, Class M1B 3.914% (SOFR + 2.40%), 02/25/2042(c) (e)		2,468	2,332,150
Series 2022-DNA3, Class M1B 4.414% (SOFR + 2.90%), 04/25/2042(c) (e)		1,069	1,036,930
Series 2022-DNA5, Class M1B 6.014% (SOFR + 4.50%), 06/25/2042(c) (e)		3,681	3,798,726
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 7.159% (LIBOR 1 Month + 4.90%), 11/25/2024(e)		124	128,066

	Principal Amount (000)		U.S. $ Value

Series 2015-C02, Class 1M2 6.259% (LIBOR 1 Month + 4.00%), 05/25/2025(e)	U.S.$	113	$114,858
Series 2015-C03, Class 1M2 7.259% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		107	108,469
Series 2015-C04, Class 1M2 7.959% (LIBOR 1 Month + 5.70%), 04/25/2028(e)		419	438,501
Series 2021-R02, Class 2M2 3.514% (SOFR + 2.00%), 11/25/2041(c) (e)		1,221	1,126,672
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 5.05% (LIBOR 1 Month + 2.75%), 05/27/2023(c) (e)		546	533,986
Series 2019-3R, Class A 5.00% (LIBOR 1 Month + 2.70%), 10/27/2022(c) (e)		50	49,582
Series 2020-1R, Class A 4.65% (LIBOR 1 Month + 2.35%), 02/27/2023(e) (f)		183	180,496
Radnor Re Ltd. Series 2019-1, Class M1B 4.209% (LIBOR 1 Month + 1.95%), 02/25/2029(c) (e)		586	575,870
Series 2019-2, Class M1B 4.009% (LIBOR 1 Month + 1.75%), 06/25/2029(c) (e)		234	233,314
Series 2020-1, Class M1A 3.209% (LIBOR 1 Month + 0.95%), 01/25/2030(c) (e)		320	318,696
Triangle Re Ltd. Series 2021-3, Class M1A 3.414% (SOFR + 1.90%), 02/25/2034(c) (e)		1,084	1,071,033

			45,002,212

Agency Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 3955, Class SD 4.601% (LIBOR 1 Month + 6.60%), 11/15/2041(e) (g)		2,042	255,064
Series 4693, Class SL 4.151% (LIBOR 1 Month + 6.15%), 06/15/2047(e) (g)		1,232	186,932
Series 4954, Class SL 3.791% (LIBOR 1 Month + 6.05%), 02/25/2050(e) (g)		1,557	208,306
Series 4981, Class HS 3.841% (LIBOR 1 Month + 6.10%), 06/25/2050(e) (g)		3,099	397,237

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association REMICs Series 2011-131, Class ST 4.281% (LIBOR 1 Month + 6.54%), 12/25/2041(e) (g)	U.S.$	620	$97,275
Series 2014-17, Class SA 3.791% (LIBOR 1 Month + 6.05%), 04/25/2044(e) (g)		1,667	266,422
Series 2014-78, Class SE 3.841% (LIBOR 1 Month + 6.10%), 12/25/2044(e) (g)		911	127,488
Series 2016-77, Class DS 3.741% (LIBOR 1 Month + 6.00%), 10/25/2046(e) (g)		969	137,064
Series 2017-62, Class AS 3.891% (LIBOR 1 Month + 6.15%), 08/25/2047(e) (g)		1,063	164,157
Series 2017-81, Class SA 3.941% (LIBOR 1 Month + 6.20%), 10/25/2047(e) (g)		1,296	198,862
Series 2017-97, Class LS 3.941% (LIBOR 1 Month + 6.20%), 12/25/2047(e) (g)		1,502	233,950
Government National Mortgage Association Series 2017-122, Class SA 4.074% (LIBOR 1 Month + 6.20%), 08/20/2047(e) (g)		790	109,665
Series 2017-134, Class MS 4.074% (LIBOR 1 Month + 6.20%), 09/20/2047(e) (g)		890	126,739

			2,509,161

Agency Fixed Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICs Series 5015, Class BI 4.00%, 09/25/2050(h)		2,130	397,077
Federal National Mortgage Association REMICs Series 2020-89, Class KI 4.00%, 12/25/2050(h)		4,614	856,034

			1,253,111

Non-Agency Floating Rate – 0.0%
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 4.359% (LIBOR 1 Month + 2.10%), 04/25/2047(c) (e)		150	147,074

Total Collateralized Mortgage Obligations (cost $50,253,606)			48,911,558

ASSET-BACKED SECURITIES – 3.8%
Autos - Fixed Rate – 2.1%
ACM Auto Trust Series 2022-1A, Class A 3.23%, 04/20/2029(c)		2,583	2,575,647

	Principal Amount (000)		U.S. $ Value

Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class D 4.56%, 03/20/2024(c)	U.S.$	2,447	$2,435,463
Series 2018-1A, Class A 3.70%, 09/20/2024(c)		1,760	1,755,538
Series 2018-2A, Class A 4.00%, 03/20/2025(c)		1,425	1,416,836
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		777	742,482
Series 2021-N4, Class D 2.30%, 09/11/2028		916	856,314
Series 2021-P4, Class D 2.61%, 09/11/2028		1,206	1,039,625
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(c)		1,080	1,000,578
Series 2022-A, Class C 2.17%, 04/16/2029(c)		1,765	1,665,438
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(c)		565	540,679
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(c)		1,000	902,052
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(c)		1,660	1,530,250
LAD Auto Receivables Trust Series 2021-1A, Class A 1.30%, 08/17/2026(c)		1,132	1,096,686
Octane Receivables Trust Series 2021-2A, Class B 2.02%, 09/20/2028(c)		1,508	1,353,524
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(c)		2,605	2,578,584
Santander Bank NA - SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031(c)		937	909,610
United Auto Credit Securitization Trust Series 2022-2, Class A 4.39%, 04/10/2025(c)		2,585	2,585,711

			24,985,017

Other ABS - Fixed Rate – 1.4%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(c)		1,457	1,305,430
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(c)		335	326,589
Series 2021-Z2, Class A 1.17%, 11/16/2026(c)		531	516,796
Series 2022-X1, Class A 1.75%, 02/15/2027(c)		1,856	1,818,557

	Principal Amount (000)		U.S. $ Value

Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(c)	U.S.$	482	$457,630
BHG Securitization Trust Series 2022-A, Class D 3.56%, 02/20/2035(c)		1,350	1,204,533
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(c)		461	414,053
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(c)		603	545,160
Conn’s Receivables Funding LLC Series 2021-A, Class A 1.05%, 05/15/2026(c)		935	929,144
Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(c)		197	183,557
Diamond Issuer Series 2021-1A, Class A 2.305%, 11/20/2051(c)		2,152	1,933,712
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(c)		771	679,102
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(c)		524	473,895
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(c)		499	488,520
Series 2020-1A, Class A2 3.981%, 12/20/2050(c)		330	304,620
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(c)		1,023	940,050
Neighborly Issuer Series 2022-1A, Class A2 3.695%, 01/30/2052(c)		1,661	1,445,894
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(c)		520	454,924
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(c)		758	630,328
Series 2021-DA, Class B 2.90%, 04/20/2062(c)		793	695,700
Upstart Securitization Trust Series 2020-3, Class A 1.702%, 11/20/2030(c)		57	56,711
Series 2021-3, Class B 1.66%, 07/20/2031(c)		1,090	1,005,901

			16,810,806

	Principal Amount (000)		U.S. $ Value

Credit Cards - Fixed Rate – 0.3%
Brex Commercial Charge Card Master Trust Series 2021-1, Class A 2.09%, 07/15/2024(c)	U.S.$	729	$715,815
Series 2022-1, Class A 4.63%, 07/15/2025(c)		2,894	2,850,743
Mission Lane Credit Card Master Trust Series 2021-A, Class B 2.24%, 09/15/2026(c)		352	340,063

			3,906,621

Total Asset-Backed Securities (cost $48,345,867)			45,702,444

MORTGAGE PASS-THROUGHS – 2.3%
Agency Fixed Rate 30-Year – 2.3%
Federal National Mortgage Association Series 2022 2.50%, 03/01/2052		3,898	3,640,983
3.00%, 02/01/2052		6,760	6,549,657
Uniform Mortgage-Backed Security Series 2022 2.50%, 08/01/2052, TBA		7,341	6,840,321
3.00%, 08/01/2052, TBA		11,228	10,811,959

Total Mortgage Pass-Throughs (cost $27,713,931)			27,842,920

COLLATERALIZED LOAN OBLIGATIONS – 1.7%
CLO - Floating Rate – 1.7%
AGL CLO 12 Ltd. Series 2021-12A, Class D 5.56% (LIBOR 3 Month + 2.85%), 07/20/2034(c) (e)		948	852,040
AGL CLO 16 Ltd. Series 2021-16A, Class D 5.81% (LIBOR 3 Month + 3.10%), 01/20/2035(c) (e)		650	591,074
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class DR 5.86% (LIBOR 3 Month + 3.15%), 01/20/2032(c) (e)		415	380,910
Series 2021-1A, Class A 3.91% (LIBOR 3 Month + 1.20%), 07/20/2034(c) (e)		1,111	1,080,734
Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 5.612% (LIBOR 3 Month + 3.10%), 04/15/2034(c) (e)		1,000	914,020

	Principal Amount (000)		U.S. $ Value

Ballyrock CLO 16 Ltd. Series 2021-16A, Class C 5.61% (LIBOR 3 Month + 2.90%), 07/20/2034(c) (e)	U.S.$	660	$593,434
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 6.34% (LIBOR 3 Month + 3.60%), 01/17/2034(c) (e)		400	375,632
Dryden 78 CLO Ltd. Series 2020-78A, Class C 4.69% (LIBOR 3 Month + 1.95%), 04/17/2033(c) (e)		880	822,371
Series 2020-78A, Class D 5.74% (LIBOR 3 Month + 3.00%), 04/17/2033(c) (e)		460	424,621
Dryden 98 CLO Ltd. Series 2022-98A, Class D 4.004%, 04/20/2035(c) (e)		500	459,058
Elevation CLO Ltd. Series 2020-11A, Class C 4.712% (LIBOR 3 Month + 2.20%), 04/15/2033(c) (e)		780	719,502
Elmwood CLO IX Ltd. Series 2021-2A, Class D 5.66% (LIBOR 3 Month + 2.95%), 07/20/2034(c) (e)		1,065	982,952
Flatiron CLO 21 Ltd. Series 2021-1A, Class D 5.638% (LIBOR 3 Month + 2.90%), 07/19/2034(c) (e)		1,120	1,014,096
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 3.78% (LIBOR 3 Month + 1.07%), 04/20/2034(c) (e)		1,077	1,040,648
Magnetite XXVI Ltd. Series 2020-26A, Class A1R 3.903% (LIBOR 3 Month + 1.12%), 07/25/2034(c) (e)		2,348	2,288,433
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class D 5.54% (LIBOR 3 Month + 2.80%), 07/16/2035(c) (e)		1,295	1,181,491
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 3.87% (LIBOR 3 Month + 1.13%), 07/17/2035 (c) (e)		1,354	1,317,971
New Mountain CLO 3 Ltd. Series CLO-3A, Class A 3.89% (LIBOR 3 Month + 1.18%), 10/20/2034(c) (e)		500	481,950

	Principal Amount (000)		U.S. $ Value

OCP CLO Ltd. Series 2020-18A, Class AR 3.80% (LIBOR 3 Month + 1.09%), 07/20/2032(c) (e)	U.S.$	1,424	$1,389,151
Pikes Peak CLO 8 Series 2021-8A, Class A 3.88% (LIBOR 3 Month + 1.17%), 07/20/2034(c) (e)		1,450	1,409,805
Rad CLO 7 Ltd. Series 2020-7A, Class C 4.74% (LIBOR 3 Month + 2.00%), 04/17/2033(c) (e)		400	378,146
Regatta XX Funding Ltd. Series 2021-2A, Class D 5.612% (LIBOR 3 Month + 3.10%), 10/15/2034(c) (e)		1,425	1,321,869
Regatta XXIV Funding Ltd. Series 2021-5A, Class D 5.81% (LIBOR 3 Month + 3.10%), 01/20/2035(c) (e)		500	441,108
Voya CLO Ltd. Series 2019-1A, Class DR 5.362% (LIBOR 3 Month + 2.85%), 04/15/2031(c) (e)		340	294,866

Total Collateralized Loan Obligations (cost $22,100,177)			20,755,882

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.6%
Non-Agency Floating Rate CMBS – 1.1%
AREIT Trust Series 2022-CRE6, Class A 2.722% (SOFR + 1.25%), 01/16/2037(c) (e)		4,005	3,847,730
Ashford Hospitality Trust Series 2018-KEYS, Class A 3.00% (LIBOR 1 Month + 1.00%), 06/15/2035(c) (e)		659	636,451
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 3.00% (LIBOR 1 Month + 1.00%), 11/15/2033(c) (e)		1,755	1,651,236
BBCMS Mortgage Trust Series 2020-BID, Class A 4.139% (LIBOR 1 Month + 2.14%), 10/15/2037(c) (e)		1,383	1,360,764
BFLD Trust Series 2021-FPM, Class A 3.60% (LIBOR 1 Month + 1.60%), 06/15/2038(c) (e)		2,276	2,196,735
BX Commercial Mortgage Trust Series 2019-IMC, Class D 3.899% (LIBOR 1 Month + 1.90%), 04/15/2034(c) (e)		185	176,601
Series 2019-IMC, Class E 4.149% (LIBOR 1 Month + 2.15%), 04/15/2034(c) (e)		895	836,566

	Principal Amount (000)		U.S. $ Value

CLNY Trust Series 2019-IKPR, Class D 4.024% (LIBOR 1 Month + 2.03%), 11/15/2038(c) (e)	U.S.$	1,000	$932,132
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk Series 2021-MN1, Class M1 3.514% (SOFR + 2.00%), 01/25/2051(c) (e)		124	116,324
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(e) (f)		1,070	997,900
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 3.499% (LIBOR 1 Month + 1.50%), 07/15/2036(c) (e)		461	453,188

			13,205,627

Non-Agency Fixed Rate CMBS – 0.5%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(c)		520	455,968
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(c)		885	884,140
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class B 3.732%, 04/10/2046		915	905,367
Series 2013-GC11, Class D 4.417%, 04/10/2046(c)		191	186,368
Commercial Mortgage Trust Series 2013-SFS, Class A1 1.873%, 04/12/2035(c)		40	39,473
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.159%, 08/10/2044(c)		19	7,972
Series 2013-G1, Class A1 2.059%, 04/10/2031(c)		34	33,756
Series 2014-GC18, Class D 5.057%, 01/10/2047(c)		155	64,094
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(f) (i)		573	534,414
Series 2021-1, Class A2 2.435%, 08/15/2026(f) (i)		1,194	1,132,744
Series 2021-1, Class AS 2.638%, 08/15/2026(f) (i)		40	37,063
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		314	304,182
Series 2014-C22, Class XA 0.813%, 09/15/2047(h)		18,422	234,075

	Principal Amount (000)		U.S. $ Value

LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039	U.S.$	78	$34,226
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class XA 1.045%, 10/15/2048(h)		9,595	229,463
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.339%, 12/15/2059		330	305,209
Series 2016-NXS6, Class C 4.394%, 11/15/2049		525	487,459

			5,875,973

Total Commercial Mortgage-Backed Securities (cost $20,106,557)			19,081,600

CORPORATES - NON-INVESTMENT GRADE – 1.5%
Industrial – 1.1%
Basic – 0.0%
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(c)	EUR	506	467,169

Capital Goods – 0.1%
TK Elevator Midco GmbH 4.375%, 07/15/2027(c)		401	376,018
TransDigm, Inc. 6.25%, 03/15/2026(c)	U.S.$	512	514,114

			890,132

Communications - Media – 0.4%
Altice Financing SA 3.00%, 01/15/2028(c)	EUR	642	554,675
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(c)	U.S.$	104	92,539
4.50%, 06/01/2033(c)		368	309,738
4.75%, 02/01/2032(c)		2,261	1,996,124
DISH DBS Corp. 5.75%, 12/01/2028(c)		1,067	865,305
VZ Vendor Financing II BV 2.875%, 01/15/2029(c)	EUR	561	461,603

			4,279,984

Communications - Telecommunications – 0.1%
Altice France SA/France 3.375%, 01/15/2028(c)		307	261,053
Lorca Telecom Bondco SA 4.00%, 09/18/2027(c)		642	600,770

			861,823

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.2%
Adient Global Holdings Ltd. 3.50%, 08/15/2024(c)	EUR	642	$626,891
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(c)		191	180,937
Ford Motor Credit Co. LLC 4.95%, 05/28/2027	U.S.$	983	965,729
ZF Finance GmbH 3.75%, 09/21/2028(c)	EUR	600	543,941

			2,317,498

Consumer Cyclical - Entertainment – 0.1%
Carnival Corp. 4.00%, 08/01/2028(c)	U.S.$	1,235	1,076,451
Royal Caribbean Cruises Ltd. 11.50%, 06/01/2025(c)		422	450,877

			1,527,328

Consumer Non-Cyclical – 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(c)		664	576,591
IQVIA, Inc. 2.25%, 03/15/2029(c)	EUR	550	488,938
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(c)		550	511,480

			1,577,009

Services – 0.0%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(c)		642	536,539

Technology – 0.1%
Playtech PLC 4.25%, 03/07/2026(c)		550	536,860

Transportation - Airlines – 0.0%
Deutsche Lufthansa AG 3.00%, 05/29/2026(c)		400	365,272

			13,359,614

Financial Institutions – 0.3%
Banking – 0.3%
Banco Santander SA 7.50%, 02/08/2024(c) (d)	U.S.$	400	405,864
Credit Suisse Group AG 6.375%, 08/21/2026(c) (d)		320	270,045
7.50%, 07/17/2023(c) (d)		694	646,523
7.50%, 12/11/2023(c) (d)		257	253,710
9.75%, 06/23/2027(c) (d)		713	753,121

	Principal Amount (000)		U.S. $ Value

Discover Financial Services Series D 6.125%, 06/23/2025(d)	U.S.$	1,667	$1,721,161

			4,050,424

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(c) (d)		751	686,775

Total Corporates - Non-Investment Grade (cost $20,620,868)			18,096,813

EMERGING MARKETS - CORPORATE BONDS – 0.3%
Industrial – 0.3%
Basic – 0.0%
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(c)		379	325,774
Volcan Cia Minera SAA 4.375%, 02/11/2026(c)		125	108,891

			434,665

Capital Goods – 0.2%
Cemex SAB de CV 3.875%, 07/11/2031(c)		942	754,954
Embraer Netherlands Finance BV 5.40%, 02/01/2027		590	571,386
6.95%, 01/17/2028(c)		384	384,480
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(c)		270	1,561

			1,712,381

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		427	341,413

Consumer Cyclical - Other – 0.0%
Wynn Macau Ltd. 5.625%, 08/26/2028(c)		483	367,080

Consumer Non-Cyclical – 0.1%
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029(c)		592	522,440
Natura Cosmeticos SA 4.125%, 05/03/2028(c)		583	490,449
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(f) (i) (j) (k) (l)		655	65

			1,012,954

			3,868,493

	Principal Amount (000)		U.S. $ Value

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(f)	U.S.$	89	$84,981

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(c) (m)		247	5,697

Total Emerging Markets - Corporate Bonds (cost $5,424,908)			3,959,171

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.2%
United States – 0.2%
City of New York NY Series 2021-D 1.923%, 08/01/2031		775	661,619
Port Authority of New York & New Jersey Series 2020-A 1.086%, 07/01/2023		660	647,888
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035		405	394,770
University of California Series 2021-B 3.071%, 05/15/2051		1,465	1,115,991

Total Local Governments - US Municipal Bonds (cost $3,295,819)			2,820,268

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Mexico – 0.2%
Comision Federal de Electricidad 3.348%, 02/09/2031(c)		1,089	869,703
4.688%, 05/15/2029(c)		1,016	937,133

Total Quasi-Sovereigns (cost $2,104,807)			1,806,836

	Shares

COMMON STOCKS – 0.1%
Financials – 0.1%
Insurance – 0.1%
Mt. Logan Re Ltd.(i) (j)		226	201,092
Mt. Logan Re Ltd. (Preference Shares)(i) (j) (n)		1,428	1,291,390

Total Common Stocks (cost $1,427,910)			1,492,482

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(c)	U.S.$	1,213	$1,016,115

Egypt – 0.0%
Egypt Government International Bond 5.875%, 02/16/2031(c)		699	431,632

Total Emerging Markets - Sovereigns (cost $1,889,301)			1,447,747

GOVERNMENTS - SOVEREIGN BONDS – 0.0%
Colombia – 0.0%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $247,255)		248	195,889

	Shares

SHORT-TERM INVESTMENTS – 8.1%
Investment Companies – 8.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.72%(o) (p) (q) (cost $96,806,865)		96,806,865	96,806,865

Total Investments – 116.1% (cost $1,463,939,776)(r)			1,395,529,769
Other assets less liabilities – (16.1)%			(193,648,329)

Net Assets – 100.0%			$1,201,881,440

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bund Futures	210	September 2022	$33,834,342	$2,058,167
U.S. T-Note 2 Yr (CBT) Futures	120	September 2022	25,255,313	40,272
U.S. T-Note 5 Yr (CBT) Futures	333	September 2022	37,870,946	32,548
Sold Contracts
10 Yr Japan Bond (OSE) Futures	38	September 2022	42,889,989	(890,231)
U.S. 10 Yr Ultra Futures	452	September 2022	59,325,000	(1,793,496)
U.S. Ultra Bond (CBT) Futures	77	September 2022	12,190,063	55,725

				$(497,015)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	6,704	USD	6,824	09/29/2022	$(55,111)
Morgan Stanley Capital Services, Inc.	EUR	1,405	USD	1,441	09/29/2022	(1,057)

						$(56,168)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	595	03/06/2042	2.804%	3 Month LIBOR	Semi-Annual/ Quarterly	$(1,666)	$—	$(1,666)

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	29,760	07/08/2027	2.778%	CPI#	Maturity	$578,888	$—	$578,888
USD	29,760	07/08/2027	2.770%	CPI#	Maturity	589,928	—	589,928
USD	64,600	02/26/2025	1.589%	CPI#	Maturity	8,710,753	—	8,710,753
USD	38,550	02/28/2025	1.527%	CPI#	Maturity	5,316,043	—	5,316,043
USD	61,010	05/13/2027	3.263%	CPI#	Maturity	239,808	—	239,808
USD	9,000	07/15/2023	1.902%	CPI#	Maturity	1,010,054	—	1,010,054
USD	3,000	01/15/2024	1.599%	CPI#	Maturity	379,103	—	379,103

						$16,824,577	$—	$16,824,577

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,160	06/09/2025	2.488%	3 Month LIBOR	Semi-Annual/ Quarterly	$12,866	$—	$12,866
USD	2,106	08/04/2025	2.293%	3 Month LIBOR	Semi-Annual/ Quarterly	21,515	—	21,515
USD	5,400	10/04/2026	1.487%	3 Month LIBOR	Semi-Annual/ Quarterly	255,211	—	255,211
USD	1,080	11/08/2026	1.657%	3 Month LIBOR	Semi-Annual/ Quarterly	47,832	—	47,832
USD	1,080	11/09/2026	1.672%	3 Month LIBOR	Semi-Annual/ Quarterly	47,128	—	47,128

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	7,030	04/04/2027	2.436%	3 Month LIBOR	Semi-Annual/ Quarterly	$48,606	$—	$48,606
USD	20,920	06/05/2027	0.558%	3 Month LIBOR	Semi-Annual/ Quarterly	2,082,698	—	2,082,698
USD	715	07/12/2027	2.354%	3 Month LIBOR	Semi-Annual/ Quarterly	12,253	—	12,253
USD	5,395	06/04/2029	2.149%	3 Month LIBOR	Semi-Annual/ Quarterly	174,106	—	174,106
USD	3,170	09/27/2029	1.593%	3 Month LIBOR	Semi-Annual/ Quarterly	214,808	—	214,808
USD	40,300	05/21/2031	1.617%	3 Month LIBOR	Semi-Annual/ Quarterly	3,386,463	—	3,386,463
USD	1,490	11/10/2035	2.631%	3 Month LIBOR	Semi-Annual/ Quarterly	25,208	—	25,208

						$6,328,694	$—	$6,328,694

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	8	$(1,763)	$(1,183)	$(580)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	8	(1,763)	(946)	(817)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	11	(2,547)	(1,079)	(1,468)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	23	(5,290)	(3,285)	(2,005)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	23	(5,290)	(2,993)	(2,297)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	22	$(4,898)	$(2,461)	$(2,437)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	32	(7,249)	(3,832)	(3,417)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	37	(8,425)	(4,600)	(3,825)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	37	(8,425)	(4,454)	(3,971)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	52	(11,755)	(6,214)	(5,541)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	52	(11,755)	(5,607)	(6,148)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	80	(18,025)	(9,294)	(8,731)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	76	(17,046)	(8,131)	(8,915)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	105	(23,707)	(10,841)	(12,866)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4	(980)	(510)	(470)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	106	(23,903)	(12,139)	(11,764)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	121	(27,234)	(14,078)	(13,156)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	113	(25,471)	(8,606)	(16,865)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	196	$(44,280)	$(27,370)	$(16,910)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	120	(27,038)	(7,789)	(19,249)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	147	(33,111)	(11,425)	(21,686)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	26	(5,878)	(2,871)	(3,007)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	113	(25,471)	(13,373)	(12,098)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	130	(29,389)	(15,430)	(13,959)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	189	(42,516)	(20,262)	(22,254)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	189	(42,712)	(20,348)	(22,364)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	379	(85,424)	(25,534)	(59,890)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	575	(129,704)	(37,875)	(91,829)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	620	(139,892)	(33,456)	(106,436)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	13	(2,939)	(1,860)	(1,079)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	13	$(2,939)	$(1,097)	$(1,842)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	23	(5,290)	(2,827)	(2,463)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	26	(5,878)	(2,419)	(3,459)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	26	(5,877)	(2,235)	(3,642)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	51	(11,560)	(5,200)	(6,360)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	144	(32,523)	(14,437)	(18,086)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	155	(34,875)	(12,556)	(22,319)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	322	(72,689)	(49,500)	(23,189)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	280	(63,089)	(35,774)	(27,315)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	449	(101,294)	(69,973)	(31,321)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	520	(117,164)	(75,041)	(42,123)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	869	(195,927)	(108,074)	(87,853)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,129	(254,705)	(125,350)	(129,355)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	24	$(5,486)	$(2,230)	$(3,256)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	26	(5,878)	(2,390)	(3,488)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	103	(23,119)	(12,292)	(10,827)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	106	(23,903)	(9,690)	(14,213)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	209	(47,218)	(24,340)	(22,878)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	600	(135,385)	(69,177)	(66,208)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	956	(215,519)	(132,707)	(82,812)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	166	(37,422)	(10,995)	(26,427)

						$(2,211,620)	$(1,086,150)	$(1,125,470)

*	Termination date.

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	23,800	07/15/2023	1.848%	CPI#	Maturity	$2,738,245	$—	$2,738,245

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at July 31, 2022
HSBC Bank USA†	1.60%	—	$36,606,507
HSBC Securities (USA), Inc.†	1.60%	—	128,817,413
HSBC Securities (USA), Inc.†	1.60%	—	2,539,727
HSBC Securities (USA), Inc.†	2.35%	—	32,571,377
JPMorgan Chase Bank†	2.34%	—	5,964,943

			$206,499,967

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2022.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Inflation-Linked Securities	$206,499,967	$0	$0	$0	$206,499,967

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2022, the aggregate market value of these securities amounted to $185,049,999 or 15.4% of net assets.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2022.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.24% of net assets as of July 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$560,476	$534,414	0.04%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	1,225,366	1,132,744	0.09%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	40,903	37,063	0.00%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	1,140,560	997,900	0.08%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 4.65%, 02/27/2023	11/02/2000	183,062	180,496	0.02%
Terraform Global Operating LLC 6.125%, 03/01/2026	08/02/2018	89,000	84,981	0.01%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/24/2014	363,153	65	0.00%

(g)	Inverse interest only security.
(h)	IO - Interest Only.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Non-income producing security.
(k)	Fair valued by the Adviser.
(l)	Defaulted matured security.
(m)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2022.
(n)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/2014	$1,427,910	$1,291,390	0.11%

(o)	Affiliated investments.
(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)	The rate shown represents the 7-day yield as of period end.
(r)

As of July 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,645,298 and gross unrealized depreciation of investments was $(74,844,108), resulting in net unrealized depreciation of $(44,198,810).

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected

AB Bond Fund, Inc.

AB Bond Inflation Strategy

July 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$975,351,834	$—	$975,351,834
Corporates - Investment Grade	—	131,257,460	—	131,257,460
Collateralized Mortgage Obligations	—	48,911,558	—	48,911,558
Asset-Backed Securities	—	45,702,444	—	45,702,444
Mortgage Pass-Throughs	—	27,842,920	—	27,842,920
Collateralized Loan Obligations	—	20,755,882	—	20,755,882
Commercial Mortgage-Backed Securities	—	17,377,379	1,704,221	19,081,600
Corporates - Non-Investment Grade	—	18,096,813	—	18,096,813
Emerging Markets - Corporate Bonds	—	3,959,106	65	3,959,171
Local Governments - US Municipal Bonds	—	2,820,268	—	2,820,268
Quasi-Sovereigns	—	1,806,836	—	1,806,836
Common Stocks	—	—	1,492,482	1,492,482
Emerging Markets - Sovereigns	—	1,447,747	—	1,447,747
Governments - Sovereign Bonds	—	195,889	—	195,889
Short-Term Investments	96,806,865	—	—	96,806,865

Total Investments in Securities	96,806,865	1,295,526,136	3,196,768	1,395,529,769
Other Financial Instruments(a):
Assets:
Futures	2,186,712	—	—	2,186,712
Centrally Cleared Inflation (CPI) Swaps	—	16,824,577	—	16,824,577
Centrally Cleared Interest Rate Swaps	—	6,328,694	—	6,328,694
Inflation (CPI) Swaps	—	2,738,245	—	2,738,245
Liabilities:
Futures	(2,683,727)	—	—	(2,683,727)
Forward Currency Exchange Contracts	—	(56,168)	—	(56,168)
Interest Rate Swaps	—	(1,666)	—	(1,666)
Credit Default Swaps	—	(2,211,620)	—	(2,211,620)
Reverse Repurchase Agreements	(206,499,967)	—	—	(206,499,967)

Total	$(110,190,117)	$1,319,148,198	$3,196,768	$1,212,154,849

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2022 is as follows:

Fund	Market Value 10/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$47,433	$554,041	$504,667	$96,807	$54